Leases - Movement in lease liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Leases
Beginning balance	£ 4,430	£ 4,340
Cash flows	(2,142)	(1,444)
Additions	6,384	1,437
Accretion expense	208	97
Ending balance	£ 8,880	£ 4,430